N-6	Nov. 25, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	Massachusetts Mutual Variable Life Separate Account I
Entity Central Index Key	0000836249
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Item 18. Portfolio Companies (N-6) [Text Block]

Beginning November 25, 2024, the following funds will be available as investment choices only for those policies issued after April 19, 2024. The information in the table below is added to Appendix A of the Prospectuses. For more information about the new funds, please read each fund prospectus.

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns
			(as of 12/31/2023)
			1 Year	5 Year	10 Year
Large Cap Value	American Funds Insurance Series® Washington Mutual Investors Fund (Class 2) (10) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.52% (*)	17.29%	12.60%	9.91%
Large Cap Blend	Columbia Variable Portfolio – Contrarian Core Fund (Class 1) (10) Adviser: Columbia Management Investment Advisers, LLC Sub-Adviser: N/A	0.70% (*)	32.18%	16.83%	11.82%
Large Cap Growth	Macquarie VIP Growth Series (Service) (10) Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited	1.00% (*)	37.92%	18.41%	14.09%
Small/Mid-Cap Growth	Janus Henderson Enterprise Portfolio (Institutional) (10) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	0.72% (*)	18.07%	13.42%	12.10%
International / Global	American Funds Insurance Series® Global Small Capitalization Fund (Class 2) (10) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.91% (*)	16.17%	8.31%	5.78%
International / Global	American Funds Insurance Series® New World Fund® (Class 2) (10) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.82% (*)	16.00%	8.64%	4.69%
International / Global	Janus Henderson Overseas Portfolio (Institutional) (10) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	0.89% (*)	10.87%	11.20%	3.63%

Prospectuses Available [Text Block]	Beginning November 25, 2024, the following funds will be available as investment choices only for those policies issued after April 19, 2024. The information in the table below is added to Appendix A of the Prospectuses. For more information about the new funds, please read each fund prospectus.
Portfolio Companies [Table Text Block]

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns
			(as of 12/31/2023)
			1 Year	5 Year	10 Year
Large Cap Value	American Funds Insurance Series® Washington Mutual Investors Fund (Class 2) (10) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.52% (*)	17.29%	12.60%	9.91%
Large Cap Blend	Columbia Variable Portfolio – Contrarian Core Fund (Class 1) (10) Adviser: Columbia Management Investment Advisers, LLC Sub-Adviser: N/A	0.70% (*)	32.18%	16.83%	11.82%
Large Cap Growth	Macquarie VIP Growth Series (Service) (10) Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited	1.00% (*)	37.92%	18.41%	14.09%
Small/Mid-Cap Growth	Janus Henderson Enterprise Portfolio (Institutional) (10) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	0.72% (*)	18.07%	13.42%	12.10%
International / Global	American Funds Insurance Series® Global Small Capitalization Fund (Class 2) (10) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.91% (*)	16.17%	8.31%	5.78%
International / Global	American Funds Insurance Series® New World Fund® (Class 2) (10) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.82% (*)	16.00%	8.64%	4.69%
International / Global	Janus Henderson Overseas Portfolio (Institutional) (10) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	0.89% (*)	10.87%	11.20%	3.63%

American Funds Insurance Series® Washington Mutual Investors Fund (Class 2)
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Washington Mutual Investors Fund (Class 2)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	17.29%
Average Annual Total Returns, 5 Years [Percent]	12.60%
Average Annual Total Returns, 10 Years [Percent]	9.91%
Columbia Variable Portfolio – Contrarian Core Fund (Class 1)
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio – Contrarian Core Fund (Class 1)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	32.18%
Average Annual Total Returns, 5 Years [Percent]	16.83%
Average Annual Total Returns, 10 Years [Percent]	11.82%
Macquarie VIP Growth Series (Service)
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Growth Series (Service)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	37.92%
Average Annual Total Returns, 5 Years [Percent]	18.41%
Average Annual Total Returns, 10 Years [Percent]	14.09%
Janus Henderson Enterprise Portfolio (Institutional)
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio (Institutional)
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	18.07%
Average Annual Total Returns, 5 Years [Percent]	13.42%
Average Annual Total Returns, 10 Years [Percent]	12.10%
American Funds Insurance Series® Global Small Capitalization Fund (Class 2)
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Global Small Capitalization Fund (Class 2)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	16.17%
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	5.78%
American Funds Insurance Series® New World Fund® (Class 2)
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® New World Fund® (Class 2)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	16.00%
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	4.69%
Janus Henderson Overseas Portfolio (Institutional)
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Overseas Portfolio (Institutional)
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	10.87%
Average Annual Total Returns, 5 Years [Percent]	11.20%
Average Annual Total Returns, 10 Years [Percent]	3.63%